PROPERTY AND EQUIPMENT, NET - Carrying amounts of property and equipment held under capital leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 1,780,071	¥ 2,102,896
Less: Accumulated depreciation	(709,209)	(847,449)
Property and equipment held under finance leases net excluding construction in progress	1,070,862	1,255,447
Construction-in-progress	219,283
Impairment	(19,361)	(18,808)
Property and equipment held under finance leases, net	¥ 1,270,784	¥ 1,236,639
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Property
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 993,158	¥ 993,158
Computer and network equipment
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	648,989	971,814
Optical fibers
Lessee, Lease, Description [Line Items]
Property and equipment held under finance leases, gross	¥ 137,924	¥ 137,924